Note 10 - Unused Lines of Credit (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Note 10 - Unused Lines of Credit (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	$ 29.9
Federal Home Loan Bank [Member]
Note 10 - Unused Lines of Credit (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	14.8
Long-term Line of Credit	80.0
Loans Pledged as Collateral	154.3
Federal Reserve Bank of Richmond [Member]
Note 10 - Unused Lines of Credit (Details) [Line Items]
Line of Credit Facility, Remaining Borrowing Capacity	24.6
Loans Pledged as Collateral	$ 38.5